STOCKHOLDERS EQUITY (Details) - Restricted Stock - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Outstanding Rsu Beginning Balance	9,733	9,733
Granted	0	6,388
Vested	0	(5,888)
Vested And Issued	(7,387)	0
Vested And Issuable	(2,346)	(500)
Forfeited or cancelled	0	0
Outstanding Rsu Ending Balance	0	9,733